Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2022	$ 45,746	$ 49,722,969	$ (65,318,730)	$ 1,104,355	$ (14,445,660)
Balance, shares at Dec. 31, 2022	17,225,210
Common stock issued	$ 1,294	2,586,018			2,587,312
Common stock issued, shares	520,000
Conversion of shareholder loan into common shares	$ 9,758	21,169,170			21,178,928
Conversion of shareholder loan into common shares, shares	3,922,528
Stock-based compensation		68,840			68,840
Extinguishment of debt		(438,598)			(438,598)
Net loss			(32,385,895)		(32,385,895)
Foreign currency Translation adjustment, net of tax				866,410	866,410
Balances at Dec. 31, 2023	$ 56,798	73,108,399	(97,704,625)	1,970,765	(22,568,663)
Balance, shares at Dec. 31, 2023	21,667,738
Common stock issued	$ 8,482	(8,482)
Common stock issued, shares	3,332,305
Stock-based compensation		1,275,425			1,275,425
Net loss			(50,715,696)		(50,715,696)
Foreign currency Translation adjustment, net of tax		(913)		3,239,829	3,238,916
Balances at Dec. 31, 2024	$ 65,280	$ 74,374,429	$ (148,420,321)	$ 5,210,594	$ (68,770,018)
Balance, shares at Dec. 31, 2024	25,000,043